Average Annual Total Returns - Class A Y and R6 - Invesco Conservative Income Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class Y Inception Date		Class Y 1 Year		Class Y 5 Years		Class Y Since Inception		Class R6 Inception Date		Class R6 1 Year		Class R6 5 Years		Class R6 Since Inception		ICE BofAML U.S. Treasury Bill Index 1 Year	ICE BofAML U.S. Treasury Bill Index 5 Years	ICE BofAML U.S. Treasury Bill Index Since Inception	Lipper Ultra Short Obligations Funds Index 1 Year	Lipper Ultra Short Obligations Funds Index 5 Years	Lipper Ultra Short Obligations Funds Index Since Inception
Total	Apr. 02, 2018	2.83%	1.50%	1.37%	1.83%	0.89%	0.80%	1.67%	0.88%	0.79%	Dec. 10, 2019	[1]	3.04%	[1]	1.61%	[1]	1.47%	[1]	May 15, 2020	[1]	3.04%	[1]	1.61%	[1]	1.47%	[1]	2.35%	1.10%	1.00%	2.96%	1.57%	1.43%

[1]	Class A, Class Y and Class R6 shares performance shown prior to the inception date is that of Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waiver and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is July 1, 2014.